Intangible Assets - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2013 Software Development [Member] USD ($)	Mar. 31, 2013 Software Development [Member] INR	Mar. 31, 2012 Software Development [Member] INR
Other Intangible Assets [Line Items]
Computer software relating to software under development					$ 1	72	498
Amortization expenses	$ 37	2,016	1,548	1,072